Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting Information, Additional Information [Abstract]
Schedule of Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues including bioinformatics solutions, and revenues derived from instrumentation sales.

(in thousands)	2015	2014	2013
Net Sales
Consumables and related revenues	$1,114,580	$1,172,728	$1,140,203
Instrumentation	166,406	172,049	161,781
Total	$1,280,986	$1,344,777	$1,301,984

Schedule of Geographical Information
Our country of domicile is the Netherlands, which reported net sales of $11.3 million, $13.7 million and $14.4 million for the years ended 2015, 2014 and 2013, respectively, and these amounts are included in the line item Europe, Middle East and Africa as shown in the table below.

(in thousands)	2015	2014	2013
Net Sales
Americas:
United States	$525,532	$543,877	$545,600
Other Americas	79,578	75,974	80,299
Total Americas	605,110	619,851	625,899
Europe, Middle East and Africa	409,955	451,092	416,334
Asia Pacific and Rest of World	265,921	273,834	259,751
Total	$1,280,986	$1,344,777	$1,301,984

Schedule of Long Lived Assets
The Netherlands, which is included in the balances for Europe, reported long-lived assets of $0.3 million and $1.0 million as of December 31, 2015 and 2014, respectively.

(in thousands)	2015	2014
Long-lived assets
Americas:
United States	$148,748	$136,461
Other Americas	2,691	2,863
Total Americas	151,439	139,324
Germany	243,120	241,475
Other Europe	35,573	35,362
Asia Pacific and Rest of World	12,812	11,932
Total	$442,944	$428,093